                            ADVISOR CLASS SHARES OF:

                              AIM BASIC VALUE FUND

                       Supplement dated December 21, 1998
                    to the Prospectus dated September 8, 1998

Effective December 21, 1998, Advisor Class shares of the Fund may be exchanged for AIM Cash Reserve Shares of AIM Money Market Fund. Advisor Class shareholders may obtain a copy of the AIM Money Market Fund prospectus by calling (800) 347-4246. In addition, certain institutional holders of Advisor Class shares may be eligible to invest in other money market funds advised by A I M Advisors, Inc. For further information about such institutional money market funds call Fund Management Company at (800) 659-1005.

                            ADVISOR CLASS SHARES OF:

                              AIM JAPAN GROWTH FUND

                       Supplement dated December 21, 1998
                    to the Prospectus dated September 8, 1998

Effective December 21, 1998, Advisor Class shares of the Fund may be exchanged for AIM Cash Reserve Shares of AIM Money Market Fund. Advisor Class shareholders may obtain a copy of the AIM Money Market Fund prospectus by calling (800) 347-4246. In addition, certain institutional holders of Advisor Class shares may be eligible to invest in other money market funds advised by A I M Advisors, Inc. For further information about such institutional money market funds call Fund Management Company at (800) 659-1005.

                            Advisor Class Shares of:

                           AIM NEW PACIFIC GROWTH FUND

                       Supplement dated December 21, 1998
                    to the Prospectus dated September 8, 1998

Effective December 21, 1998, Advisor Class shares of the Fund may be exchanged for AIM Cash Reserve Shares of AIM Money Market Fund. Advisor Class shareholders may obtain a copy of the AIM Money Market Fund prospectus by calling (800) 347-4246. In addition, certain institutional holders of Advisor Class shares may be eligible to invest in other money market funds advised by A I M Advisors, Inc. For further information about such institutional money market funds call Fund Management Company at (800) 659-1005.

                            ADVISOR CLASS SHARES OF:

                            AIM SMALL CAP GROWTH FUND

                       Supplement dated December 21, 1998
                    to the Prospectus dated September 8, 1998

Effective December 21, 1998, Advisor Class shares of the Fund may be exchanged for AIM Cash Reserve Shares of AIM Money Market Fund. Advisor Class shareholders may obtain a copy of the AIM Money Market Fund prospectus by calling (800) 347-4246. In addition, certain institutional holders of Advisor Class shares may be eligible to invest in other money market funds advised by A I M Advisors, Inc. For further information about such institutional money market funds call Fund Management Company at (800) 659-1005.

                            ADVISOR CLASS SHARES OF:

                         AIM INTERNATIONAL GROWTH FUND

                       Supplement dated December 21, 1998
                   to the Prospectus dated September 8, 1998,
                     as supplemented September 28, 1998 and
                               December 14, 1998


This supplement supersedes and replaces in its entirety the supplement dated December 14, 1998.

Effective December 21, 1998, Advisor Class shares of AIM International Growth Fund ("International Growth Fund") may be exchanged for AIM Cash Reserve Shares of AIM Money Market Fund. Advisor Class shareholders may obtain a copy of the AIM Money Market Fund prospectus by calling (800) 347-4246. In addition, certain institutional holders of Advisor Class shares may be eligible to invest in other money market funds advised by A I M Advisors, Inc. ("AIM Advisors"). For further information about such institutional money market funds call Fund Management Company at (800) 659-1005.

Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Growth Series' International Growth Fund will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. AIM Advisors will continue to serve as the manager and administrator of International Growth Fund. The transfer will not change the fees AIM Advisors pays for sub-advisory services and will not change the nature of the sub-advisory services provided to International Growth Fund or the personnel providing such services.

The Board of Trustees of AIM Growth Series unanimously approved, on September 23, 1998, an Agreement and Plan of Reorganization ("Plan") pursuant to which International Growth Fund, a series of AIM Growth Series, would transfer substantially all of its assets to AIM International Equity Fund ("International Equity Fund"), a series of AIM International Funds, Inc. As a result of the transaction, shareholders of International Growth Fund would receive shares of International Equity Fund in exchange for their shares of International Growth Fund, and International Growth Fund would cease operations. Like International Growth Fund, International Equity Fund seeks long-term growth of capital. International Equity Fund seeks to achieve its objective by investing in a diversified portfolio of international equity securities, the issuers of which are considered by International Equity Fund's investment adviser to have strong earnings momentum.

The Plan requires the approval of International Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in February 1999. If the Plan is approved by shareholders of International Growth Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective before the end of February 1999.

                            Advisor Class Shares of:

                           AIM WORLDWIDE GROWTH FUND

                       Supplement dated December 21, 1998
                   to the Prospectus dated September 8, 1998,
                     as supplemented September 28, 1998 and
                               December 14, 1998

This supplement supersedes and replaces in its entirety the supplement dated December 14, 1998.

Effective December 21, 1998, Advisor Class shares of AIM Worldwide Growth Fund ("Worldwide Growth Fund") may be exchanged for AIM Cash Reserve Shares of AIM Money Market Fund. Advisor Class shareholders may obtain a copy of the AIM Money Market Fund prospectus by calling (800) 347-4246. In addition, certain institutional holders of Advisor Class shares may be eligible to invest in other money market funds advised by A I M Advisors, Inc. ("AIM Advisors"). For further information about such institutional money market funds call Fund Management Company at (800) 659-1005.

Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Growth Series' Worldwide Growth Fund will be transferred from INVESCO
(NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. AIM Advisors will continue to serve as the manager and administrator of Worldwide Growth Fund. The transfer will not change the fees AIM Advisors pays for sub-advisory services and will not change the nature of the sub-advisory services provided to Worldwide Growth Fund or the personnel providing such services.

The Board of Trustees of AIM Growth Series unanimously approved, on September 23, 1998, an Agreement and Plan of Reorganization ("Plan") pursuant to which Worldwide Growth Fund, a series of AIM Growth Series, would transfer substantially all of its assets to AIM Global Growth Fund ("Global Growth Fund"), a series of AIM International Funds, Inc. As a result of the transaction, shareholders of Worldwide Growth Fund would receive shares of Global Growth Fund in exchange for their shares of Worldwide Growth Fund, and Worldwide Growth Fund would cease operations. Like Worldwide Growth Fund, Global Growth Fund seeks long-term growth of capital. Global Growth Fund seeks to achieve its objective by investing in a diversified portfolio of global (i.e., U.S. and foreign) equity securities, the issuers of which are considered by Global Growth Fund's investment adviser to have strong earnings momentum.

The Plan requires the approval of Worldwide Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in February 1999. If the Plan is approved by shareholders of Worldwide Growth Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective before the end of February 1999.

                           Advisor Class Shares of:

                           AIM MID CAP EQUITY FUND

                      Supplement dated December 21, 1998
                  to the Prospectus dated September 8, 1998
                     as supplemented October 1, 1998 and
                               October 9, 1998

Effective December 21, 1998, Advisor Class shares of the Fund may be exchanged for AIM Cash Reserve Shares of AIM Money Market Fund. Advisor Class shareholders may obtain a copy of the AIM Money Market Fund prospectus by calling (800) 347-4246. In addition, certain institutional holders of Advisor Class shares may be eligible to invest in other money market funds advised by A I M Advisors, Inc. For further information about such institutional money market funds call Fund Management Company at (800) 659-1005.

                            Advisor Class Shares of:

                             AIM EUROPE GROWTH FUND

                       Supplement dated December 21, 1998
                  to the Prospectus dated September 8, 1998,
                       as supplemented December 14, 1998

This supplement supersedes and replaces in its entirety the supplement dated December 14, 1998.

Effective December 21, 1998, Advisor Class shares of AIM Europe Growth Fund ("Europe Growth Fund") may be exchanged for AIM Cash Reserve Shares of AIM Money Market Fund. Advisor Class shareholders may obtain a copy of the AIM Money Market Fund prospectus by calling (800) 347-4246. In addition, certain institutional holders of Advisor Class shares may be eligible to invest in other money market funds advised by A I M Advisors, Inc. ("AIM Advisors"). For further information about such institutional money market funds call Fund Management Company at (800) 659-1005.

Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Growth Series' Europe Growth Fund will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. AIM Advisors will continue to serve as the manager and administrator of Europe Growth Fund. The transfer will not change the fees
AIM Advisors pays for sub-advisory services and will not change the nature of the sub-advisory services provided to Europe Growth Fund or the personnel providing such services.

Effective January 1, 1999 the following information replaces in its entirety, the table under "MANAGEMENT INVESTMENT MANAGEMENT AND ADMINISTRATION" on page 12.

                              RESPONSIBILITIES      BUSINESS EXPERIEMCE
         NAME/OFFICE            FOR THE FUND          PAST FIVE YEARS
         -----------            ------------          ---------------
         Steven Chamberlain   Portfolio Manager  Senior Portfolio Manager for
                London           since 1999      INVESCO Asset Management Ltd.
                                                 since 1989.